First Eagle Variable Funds
1345 Avenue of the Americas
New York, NY 10105

April 30, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Services

Re:     First Eagle Variable Funds (the “Trust”), File Nos. 033-96668; 811-09092

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Trust’s Prospectus and Statement of Additional Information dated April 30, 2007 do not differ from those contained in Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 13, 2007.

Sincerely,

/s/ Suzan J. Afifi

Suzan J. Afifi
Vice President and Secretary